Income tax and social contributions (Tables)	12 Months Ended
Dec. 31, 2023
Income tax and social contributions
Schedule of components of income tax expense

12/31/2023
Income tax and social contribution (expense) income
Current	(8,979)
Deferred	2,260
(6,719)
*There were no current or deferred taxes as of December 31, 2022.
Schedule of reconciliation between income tax expense and the product of accounting profit (loss) multiplied by the Company's statutory tax rate

	12/31/2023	12/31/2022
Loss before income tax and social contribution	(31,527)	(127,210)
Statutory tax rate	27%	27%
Tax benefits at statutory rate	8,512	34,347
Reconciling items
Impact of foreign income tax rate differential	(2,294)	(1,825)
Exclusion of Canadian tax credits (1)	(17,362)	(30,326)
Tax losses carryforward from previous years	4,324	—
Other	101	(2,196)
Current and deferred income tax and social contribution	(6,719)	—
Effective tax rate	(21.31)%	—

(1)The amount of $15,371 on December 31,2023 ($12,884 on December 31, 2022) of tax loss carryforward generated by the Company has not been recognized since we do not expect to have taxable income to offset it. This tax loss carryforward expires between 2038 and 2043.

Schedule of recognized deferred tax assets and liabilities

	12/31/2022	Income	Equity	12/31/2023
Temporary differences:
Pre-operational expenses	—	4,586	—	4,586
Provision for bonus payments	—	57	—	57
Provision for social projects	—	508	—	508
Unrealized foreign currency fluctuation	—	(3,889)	—	(3,889)
Taxes installments program	—	153	—	153
Commission provision	—	803	—	803
Other	—	42	—	42
Foreign currency translation adjustment of subsidiaries	—	—	(190)	(190)
Total deferred tax assets	—	2,260	(190)	2,070